Shareholder Fees {- Fidelity Inflation-Protected Bond Index Fund}	Mar. 01, 2022 USD ($)
12.31 Fidelity Inflation-Protected Bond Index Fund PRO-10 | Fidelity Inflation-Protected Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none